REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Apr. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 5 – REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue from Contracts with Customers

The following table disaggregates revenue by significant product type for the three- and six-month periods ended April 30, 2024 and 2023:

	Three Months Ended April 30, 2024	Three Months Ended April 30, 2023	Six Months Ended April 30, 2024	Six Months Ended April 30, 2023
Oil sales	$73,915	$-	$73,915	$-

Total revenue from customers	$73,915	$-	$73,915	$-

There were no significant contract liabilities or transaction price allocations to any remaining performance obligations as of April 30, 2024 or 2023.

Significant concentrations of credit risk

For the three and six months ended April 30, 2024, the Company has only one purchaser, which accounts for 10% or more of the Company’s total oil and natural gas revenue for these periods.